Commitments and Contingencies (Details) - USD ($)				1 Months Ended			12 Months Ended
	Mar. 15, 2021	Mar. 10, 2021	Jan. 13, 2021	Aug. 31, 2021	Mar. 19, 2021	Mar. 16, 2021	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	May 31, 2020
Commitments and Contingencies (Details) [Line Items]
Registration rights terms description							EarlyBirdCapital may only make a demand on one occasion and only during the five-year period beginning on March 10, 2021. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the consummation of a Business Combination; provided, however, that EarlyBirdCapital may participate in a “piggy-back” registration only during the seven-year period beginning on the effective date of the registration statement. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Fixed underwriting discount	$ 2,400,000
Partially exercised the over-allotment option to purchase (in Shares)					1,300,000
Fixed underwriting discount					$ 260,000
Proposed public offering period							1 year
Percentage of escrow account							90.00%
Fair value of representative shares			$ 2,024,463
Exclusive agreement, description				the Company entered into an exclusive agreement with a cloud service provider to host its voice artificial intelligence platform pursuant to which the Company committed to pay $100,000 in cloud costs over a seven-year period contingent upon the successful completion of the Business Combination.
Underwriters Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Description of agreement							EarlyBirdCapital and I-Bankers Securities, Inc. (the “Underwriters”) have a 45-day option from the date of the IPO to purchase up to an additional 1,800,000 Public Units to cover over-allotments, if any. The Underwriters were entitled to a cash underwriting discount of two percent (2%) of the gross proceeds of the IPO, or $2,400,000 (or up to $2,760,000 if the underwriters’ over-allotment is exercised in full).
SoundHound, Inc. [Member]
Commitments and Contingencies (Details) [Line Items]
Fixed underwriting discount							$ 1,132,000		$ 2,529,000	$ 4,175,000
Landlord of lease guarantee							1,656,000
Letter of credit							230,000
tangible net							100,000,000
Market capitalization							300,000,000
Reduced amount							230,000
Letter of credit requirement amount							1,196,000	$ 1,196,000
Restricted cash equivalents							460,000	230,000
Restricted cash equivalents							$ 230,000
Lease term							5 years
Lease agreement							$ 94,000
Contingencies							$ 1,105,000	$ 829,000
Representative Shares [Member]
Commitments and Contingencies (Details) [Line Items]
Number of shares (in Shares)			350,000
Share price (in Dollars per share)			$ 0.0001
Dividend shares of common stock (in Shares)		0.2
Additional shares issued (in Shares)		70,000
Aggregate units in shares (in Shares)		420,000
Consulting Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Consulting fees percentage						1.00%
Exceed percentage of trust account						2.00%
Business Combination Marketing Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Description of business combination							The Company will pay EarlyBirdCapital a cash fee for such services upon the consummation of its initial Business Combination in an amount equal to 3.5% of the gross proceeds of the IPO (exclusive of any applicable finders’ fees which will become payable); provided that up to 30% of the fee may be allocated at the Company’s sole discretion to other FINRA members (including, with EarlyBirdCapital’s prior consent which shall not be unreasonably withheld, companies affiliated with the Company or its officers or directors) that assist the Company in identifying or consummating an initial Business Combination.
Business Combination Legal Services Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Description of retainer fees							the Company is required to pay a total of $250,000 in retainer fees to Loeb for services related to the initial Business Combination upon the completion of certain milestones. The balance of any additional legal fees incurred related to the initial Business Combination will be due at the closing of the SPAC Merger. As of December 31, 2021, the Company had paid a total of $50,000 of retainer fees to Loeb.
Dr. Julia [Member] | Consulting Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Closing amount of finder's fee						$ 2,660,000